Foreclosed Assets - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Residential Real Estate
Foreclosed Assets [Line Items]
Residential real estate foreclosures	$ 276	$ 323